STOCK BASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
STOCK BASED COMPENSATION
Schedule of stock based compensation
Number of options outstanding:
2018 Equity Incentive Plan	7,418,344
Options granted not part of a shareholder approved plan	2,200,000

September 30, 2020	9,618,344

Summary of Stock option activity

Number of options outstanding:
Beginning of year	6,939,178
Granted	2,825,000
Exercised, converted	-
Forfeited	(145,834)

September 30, 2020	9,618,344

Number of options exercisable at end of period	5,778,236
Number of options available for grant at end of period	3,840,108

Weighted average option prices per share:	0.30
Granted during the period	$0.35
Exercised during the period	-
Terminated during the period	$0.60
Outstanding at end of the period	$0.40
Exercisable at end of period	$0.40

	2019	2018

Number of options outstanding:
Beginning of year	$5,901,678	$752,062
Granted	1,325,000	6,405,314
Exercised, converted	-	-
Forfeited / exchanged / modification	(287,500)	(1,225,699)

End of year	6,939,178	5,937,677

Number of options exercisable at end of year	3,507,661	1,541,660
Number of options available for grant at end of year	1,060,822	2,098,323

Weighted average option prices per share:
Granted during the year	$0.61	$0.38
Exercised during the year	-	-
Terminated during the year	0.38	0.13
Outstanding at end of year	0.45	0.38
Exercisable at end of year	$0.39	$0.38

Schedule of Stock Options granted
	2020	2019

Expected option life (years)	7.5	6.5
Expected stock price volatility	114-116%	137-145%
Expected dividend yield	—%	—%
Risk-free interest rate	2.07%	2.40–2.90%

	2019	2018

Expected option life (years)	6.5	6.5
Expected stock price volatility	137-145%	51-135%
Expected dividend yield	—%	—%
Risk-free interest rate	2.40-2.90%	2.00%